EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Partners' Capital Notes [Abstract]
Schedule of movement in the number of common units, subordinated units and general partner units
The following table shows the movement in the number of preferred units, common units, and general partner units during the years ended December 31, 2019, 2018 and 2017:

(in units)	Preferred Units	Common Units	GP Units
December 31, 2016	—	64,073,291	1,318,517
February 2017 common unit offering	—	5,175,000	94,714
October 2017 preferred units offering	5,520,000	—	—
November 2017 earn-out units conversion (1st tranche)	—	374,295	7,639
During 2017 Common Unit ATM Program	—	145,675	2,973
December 31, 2017	5,520,000	69,768,261	1,423,843
January 2018 Common Unit ATM Program	—	617,969	12,548
During 2018 unit repurchase program	—	(930,866)	—
December 31, 2018	5,520,000	69,455,364	1,436,391
August 2019 unit repurchase program	—	(153,728)	—
December 31, 2019	5,520,000	69,301,636	1,436,391